Fair Value Measurements (Details 5) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Cash and cash equivalents		$ 262	$ 222	$ 392	$ 413
Mortgage loans		880	890
Policy loans		201	210
Level 1 [Member]
Financial assets:
Cash and cash equivalents		262	222
Mortgage loans		0	0
Policy loans		0	0
Total financial assets not accounted for at fair value		262	222
Financial liabilities:
Annuity benefits accumulated	[1]	0	0
Total financial liabilities not accounted for at fair value		0	0
Level 2 [Member]
Financial assets:
Cash and cash equivalents		0	0
Mortgage loans		0	0
Policy loans		0	0
Total financial assets not accounted for at fair value		0	0
Financial liabilities:
Annuity benefits accumulated	[1]	0	0
Total financial liabilities not accounted for at fair value		0	0
Level 3 [Member]
Financial assets:
Cash and cash equivalents		0	0
Mortgage loans		883	892
Policy loans		201	210
Total financial assets not accounted for at fair value		1,084	1,102
Financial liabilities:
Annuity benefits accumulated	[1]	25,488	22,901
Total financial liabilities not accounted for at fair value		25,488	22,901
Carrying Value [Member]
Financial assets:
Cash and cash equivalents		262	222
Mortgage loans		880	890
Policy loans		201	210
Total financial assets not accounted for at fair value		1,343	1,322
Financial liabilities:
Annuity benefits accumulated	[1]	26,422	23,291
Total financial liabilities not accounted for at fair value		26,422	23,291
Fair Value [Member]
Financial assets:
Cash and cash equivalents		262	222
Mortgage loans		883	892
Policy loans		201	210
Total financial assets not accounted for at fair value		1,346	1,324
Financial liabilities:
Annuity benefits accumulated	[1]	25,488	22,901
Total financial liabilities not accounted for at fair value		$ 25,488	$ 22,901

[1]	Excludes $200 million and $201 million of life contingent annuities in the payout phase at December 31, 2015 and 2014, respectively.